Loans (Aging of Recorded Investment in Past Due Loans by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	$ 1,250,674	[1]	$ 1,213,423	[2]	$ 1,129,305	[3]
30-59 Days Past Due	3,723	[1]	4,508	[2]	3,826	[3]
60-89 Days Past Due	927	[1]	713	[2]	1,164	[3]
90 Days or More Past Due	2,675	[1]	2,964	[2]	8,120	[3]
Total Past Due	7,325	[1]	8,185	[2]	13,110	[3]
Loans Not Past Due	1,243,349	[1]	1,205,238	[2]	1,116,195	[3]
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	347,299	[1]	336,307	[2]	294,087	[3]
30-59 Days Past Due	302		436		220
60-89 Days Past Due	119		133		0
90 Days or More Past Due	429		448		1,141
Total Past Due	850		1,017		1,361
Loans Not Past Due	346,449		335,290		292,726
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	510,013	[1]	489,796	[2]	453,318	[3]
30-59 Days Past Due	206		1,352		381
60-89 Days Past Due	40		0		148
90 Days or More Past Due	1,657		2,063		5,920
Total Past Due	1,903		3,415		6,449
Loans Not Past Due	508,110		486,381		446,869
Agricultural Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	177,962	[1]	182,575	[2]	170,513	[3]
30-59 Days Past Due	0		42		10
60-89 Days Past Due	0		14		0
90 Days or More Past Due	116		0		0
Total Past Due	116		56		10
Loans Not Past Due	177,846		182,519		170,503
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	73,486	[1]	74,699	[2]	77,323	[3]
30-59 Days Past Due	336		177		176
60-89 Days Past Due	98		48		6
90 Days or More Past Due	267		178		90
Total Past Due	701		403		272
Loans Not Past Due	72,785		74,296		77,051
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	46,315	[1]	41,231	[2]	47,595	[3]
30-59 Days Past Due	207		431		287
60-89 Days Past Due	27		23		117
90 Days or More Past Due	53		18		221
Total Past Due	287		472		625
Loans Not Past Due	46,028		40,759		46,970
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	95,599	[1]	88,815	[2]	86,469	[3]
30-59 Days Past Due	2,672		2,070		2,752
60-89 Days Past Due	643		495		893
90 Days or More Past Due	153		257		748
Total Past Due	3,468		2,822		4,393
Loans Not Past Due	92,131		85,993		82,076
Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	9,851		11,174		16,121
30-59 Days Past Due	0		0		248
60-89 Days Past Due	0		120		56
90 Days or More Past Due	0		0		554
Total Past Due	0		120		858
Loans Not Past Due	$ 9,851		$ 11,054		$ 15,263

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.